Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Related Party Transactions

20. Related Party Transactions

In 2023, 2024 and 2025, the Group earned revenue for providing advertising and enterprise value-added services to Beijing Sanke Information Technology Co., Ltd.(“Beijing Sanke”), an associate of the Group, amounted to approximately RMB1.0 million RMB 0.08 million and Nil, respectively. As of December 31, 2023, 2024 and 2025, the amount due from Beijing Sanke were RMB 0.05 million, RMB 0.04 million and RMB 0.04 million,respectively.

In 2023, 2024 and 2025, the Group purchased video production services from Shanghai Xuanke, an associate of the Group, amounted to RMB 49 thousand, RMB 0.5 million and RMB 0.3 million, respectively. In 2023, 2024 and 2025, the Group earned revenue for providing advertising services to Shanghai Xuanke, amounted to approximately RMB0.5 million, RMB2.7 million and RMB 1.0 million. As of December 31, 2023, 2024 and 2025, the amount due to Shanghai Xuanke were RMB 0.2 million, RMB 0.3 million and RMB 1.2 million, respectively.

In 2023, 2024 and 2025, the Group purchased overseas related content production services from Jijingzhiyu, an associate of the Group, amounted to RMB 0.1 million, RMB 0.4 million and RMB 0.3 million, respectively. As of December 31, 2023, 2024 and 2025, the amount due to Jijingzhiyu were RMB 99 thousand, RMB 0.4 million and RMB 0.1 million, respectively.

In 2024, the Group invested RMB 3.95 million to Wenzhou Qingke No.1 Venture Capital Partnership Enterprise (Limited Partnership) (“Wenzhou Qingke”) to acquire 79% equity interests of Wenzhou Qingke, which the Group recognized as equity investments using the equity method. In October 2024, the Group partially disposed 41,139 shares of Sharetimes to Wenzhou Qingke with a cash consideration of RMB 3.95 million. In 2025, the Group invested an additional RMB 5.0 million in Wenzhou Qingke. In July 2025, the Group disposed an equity investment using the measurement alternative of RMB 3 million to Wenzhou Qingke with a cash consideration of RMB 3 million.

In 2025, the Group outsourced advertising and enterprise value-added services to Beijing Pengke Information Technology Co., Ltd. (“Beijing Pengke”), an associate of the Group, amounted to approximately RMB2.3 million. As of December 31, 2025, the amount due to Beijing Pengke were RMB 0.3 million.

In 2025, the Group earned revenue for providing advertising and branding resources to Beijing Pengke, an associate of the Group, amounted to approximately RMB0.2 million. As of December 31, 2025, the amount due from Beijing Pengke were RMB 0.1 million.

In 2025, the Group outsourced advertising and enterprise value-added services to Beijing Zhisheng Future Information Technology Co., Ltd. (“Beijing Zhisheng”), an associate of the Group, amounted to approximately RMB0.9 million. As of December 31, 2025, the amount due to Beijing Zhisheng were RMB 0.4 million.